Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2021	May 31, 2021	May 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	36,000,000	36,000,000	36,000,000
Common Stock, Shares, Issued	1,492,595	1,427,124	998,622
Common Stock, Shares, Outstanding	1,492,595	1,427,124	998,622